              As filed with Securities and Exchange Commission on
                                 April 6, 1999
                                                       Registration No. 33-88082
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                         ----------------------------

                                   FORM S-6
                        POST-EFFECTIVE AMENDMENT NO. 5
                        TO REGISTRATION STATEMENT UNDER
                          THE SECURITIES ACT OF 1933

                         ----------------------------

                  NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                             (Exact Name of Trust)
                      NEW ENGLAND LIFE INSURANCE COMPANY
                              (Name of Depositor)
                              501 Boylston Street
                          Boston, Massachusetts 02117
             (Address of depositor's principal executive offices)

                         ----------------------------

                                MARIE C. SWIFT
                                    Counsel
                      New England Life Insurance Company
                              501 Boylston Street
                          Boston, Massachusetts 02117
                    (Name and address of agent for service)

                                  Copies to:
                                STEPHEN E. ROTH
                        Sutherland Asbill & Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                            Washington, D.C. 20004

                         ----------------------------

It is proposed that this filing will become effective (check appropriate box)
     [_] immediately upon filing pursuant to paragraph (b)
     [X] on April 30, 1999 pursuant to paragraph (b)
     [_] 60 days after filing pursuant to paragraph (a)(1)
     [_] on (date) pursuant to paragraph (a)(1) of Rule 485
     [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Units of Interest in Flexible Premium Adjustable Variable Life Insurance Policies.

Note:

The prospectus and Part II included in Post-Effective Amendment No 4 to the Registration Statement on Form S-6 (File No. 33-88082) filed on January 20, 1999 pursuant to paragraph (a)(1) of Rule 485 are incorporated herein by reference.

                                  SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the registrant, New England Variable Life Separate Account, certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the city of Boston, and the Commonwealth of Massachusetts, on the 5th day of April, 1999.

                                              New England Variable Life Separate
                                                Account
                                                  (Registrant)

                                              By: New England Life Insurance
                                                  Company
                                                     (Depositor)


                                              By: /s/ H. James Wilson
                                                  --------------------------
                                                   H. James Wilson
                                                   Executive Vice President and
                                                   General Counsel

Attest:

/s/ Marie C. Swift
-----------------------
  Marie C. Swift

     Pursuant to the requirements of the Securities Act of 1933, New England Life Insurance Company certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the city of Boston, and the Commonwealth of Massachusetts, on the 5th day of April, 1999.


                                              New England Life Insurance Company
(Seal)

Attest: /s/ Marie C. Swift                    By: /s/ H. James Wilson
       --------------------                       ---------------------------
           Marie C. Swift                          H. James Wilson
                                                   Executive Vice President and
                                                   General Counsel


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 5, 1999.


       *                                              Chairman, President and
------- --------------                                Chief Executive Officer
James M. Benson

       *                                                        Director
------- --------------
Robert H. Benmosche

       *                                                        Director
------- --------------
Susan C. Crampton

       *                                                        Director
------- --------------
Edward A. Fox

       *                                                        Director
------- --------------
George J. Goodman

       *                                                        Director
------- --------------
Evelyn E. Handler

       *                                                        Director
------- --------------
Philip K. Howard, Esq.

       *                                                        Director
------- --------------
Bernard A. Leventhal

       *                                                        Director
------- --------------
Thomas J. May

       *                                                    Director
------- --------------
Stewart G. Nagler

       *                                                    Director
------- --------------
Catherine A. Rein

       *                                             Second Vice President and
------- --------------                                chief accounting officer
Richard A. Robinson

       *                                          Executive Vice President and
------- --------------                               Chief Financial Officer
David Y. Rogers

       *                                                    Director
------- --------------
Rand N. Stowell

          *                                                 Director
---------- ------------
Alexander B. Trowbridge


                                          By: /s/ Anne M. Goggin
                                              ------------------------
                                               Anne M. Goggin, Esq.
                                                 Attorney-in-fact


* Executed by Anne M. Goggin, Esquire on behalf of those indicated pursuant to powers of attorney filed with the Variable Account's Form S-6 Registration Statement, File No. 333-21767, on February 13, 1997 and Pre-Effective Amendment No. 1 to the Variable Account's Form S-6 Registration Statement, File No. 333-46401, on July 9, 1998 and Post-Effective Amendment No. 4 to the Variable Account's Form S-6 Registration Statement, File No. 33-88082, on January 20, 1999.